Components of Other Comprehensive Income (Loss) and Adjustments Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Foreign currency translation adjustments, Tax (expense) benefit
Foreign currency translation adjustments, Net unrealized gains (loss), Tax (expense) benefit	¥ 220	¥ (591)	¥ (493)
Net unrealized holding gains (loss) on securities available for sale, Tax (expense) benefit
Net unrealized holding gains on securities available for sale, Net unrealized gains, Tax (expense) benefit	2,412	(70)	1,323
Pension liability adjustments, Tax (expense) benefit
Pension liability adjustments, Net unrealized gains (loss), Tax (expense) benefit	1,495	(230)	(1,456)
Net unrealized holding gains (loss) on derivative instruments, Tax (expense) benefit
Net unrealized holding gains (loss) on derivative instruments, Net unrealized gains (loss), Tax (expense) benefit	356	(852)	(54)
Foreign currency translation adjustments, Net of tax
Foreign currency translation adjustments, Net unrealized gains (loss), Net of tax	99,195	(8,952)	(39,529)
Net unrealized holding gains (loss) on securities available for sale, Net of tax
Net unrealized holding gains on securities available for sale, Net unrealized gains, Net of tax	4,690	725	1,978
Pension liability adjustments, Net of tax
Pension liability adjustments, Net unrealized gains (loss), Net of tax	1,440	(1,943)	(91)
Net unrealized holding gains (loss) on derivative instruments, Net of tax
Net unrealized holding gains (loss) on derivative instruments, Net unrealized gains (loss), Net of tax	555	(1,506)	(26)
Other comprehensive income (loss), Net of tax	105,880	(11,676)	(37,668)
Parent
Foreign currency translation adjustments, Pretax
Unrealized holding gains (loss) arising during the year, Pretax	97,769	(9,543)	(40,022)
Less: reclassification adjustment for gains (loss) included in net income, Pretax	1,646
Foreign currency translation adjustments, Net unrealized gains (loss), Pretax	99,415	(9,543)	(40,022)
Net unrealized holding gains on securities available for sale, Pretax:
Net unrealized holding gains on securities available for sale, Unrealized holding gains arising during the year, Pretax	7,833	3,331	4,172
Less: Net unrealized holding gains on securities available for sale, reclassification adjustment for gains included in net income, Pretax	(731)	(2,676)	(871)
Net unrealized holding gains on securities available for sale, Net unrealized gains, Pretax	7,102	655	3,301
Pension liability adjustments, Pretax
Pension liability adjustments, Unrealized holding gains (loss) arising during the year, Pretax	118	(5,198)	(4,308)
Less: Pension liability adjustments, reclassification adjustment for gains (loss) included in net income, Pretax	2,817	3,025	2,761
Pension liability adjustments, Net unrealized gains (loss), Pretax	2,935	(2,173)	(1,547)
Net unrealized holding gains (loss) on derivative instruments, Pretax:
Net unrealized holding gains (loss) on derivative instruments, Changes in fair value of derivatives, Pretax	(7,830)	665	7,395
Net unrealized holding gains (loss) on derivative instruments, Net gains reclassified into earnings, Pretax	8,741	(3,023)	(7,475)
Net unrealized holding gains (loss) on derivative instruments, Net unrealized gains (loss), Pretax	911	(2,358)	(80)
Other comprehensive income (loss), Pretax	110,363	(13,419)	(38,348)
Foreign currency translation adjustments, Tax (expense) benefit
Unrealized holding gains (loss) arising during the year, Tax (expense) benefit	368	591	493
Less: reclassification adjustment for gains (loss) included in net income, Tax (expense) benefit	(588)
Foreign currency translation adjustments, Net unrealized gains (loss), Tax (expense) benefit	(220)	591	493
Net unrealized holding gains (loss) on securities available for sale, Tax (expense) benefit
Net unrealized holding gains on securities available for sale, Unrealized holding gains arising during the year, Tax (expense) benefit	(2,673)	(1,021)	(1,678)
Less: Net unrealized holding gains on securities available for sale, reclassification adjustment for gains included in net income, Tax (expense) benefit	261	1,091	355
Net unrealized holding gains on securities available for sale, Net unrealized gains, Tax (expense) benefit	(2,412)	70	(1,323)
Pension liability adjustments, Tax (expense) benefit
Pension liability adjustments, Unrealized holding gains (loss) arising during the year, Tax (expense) benefit	(697)	1,420	2,706
Less: Pension liability adjustments, reclassification adjustment for gains (loss) included in net income, Tax (expense) benefit	(798)	(1,190)	(1,250)
Pension liability adjustments, Net unrealized gains (loss), Tax (expense) benefit	(1,495)	230	1,456
Net unrealized holding gains (loss) on derivative instruments, Tax (expense) benefit
Net unrealized holding gains (loss) on derivative instruments, Changes in fair value of derivatives, Tax (expense) benefit	2,974	(410)	(2,995)
Net unrealized holding gains (loss) on derivative instruments, Net gains reclassified into earnings, Tax (expense) benefit	(3,330)	1,262	3,049
Net unrealized holding gains (loss) on derivative instruments, Net unrealized gains (loss), Tax (expense) benefit	(356)	852	54
Other comprehensive income (loss), Tax (expense) benefit	(4,483)	1,743	680
Foreign currency translation adjustments, Net of tax
Unrealized holding gains (loss) arising during the year, Net of tax	98,137	(8,952)	(39,529)
Less: reclassification adjustment for gains (loss) included in net income, Net of tax	1,058
Foreign currency translation adjustments, Net unrealized gains (loss), Net of tax	92,176	(8,759)	(37,237)
Net unrealized holding gains (loss) on securities available for sale, Net of tax
Net unrealized holding gains on securities available for sale, Unrealized holding gains arising during the year, Net of tax	5,160	2,310	2,494
Less: Net unrealized holding gains on securities available for sale, reclassification adjustment for gains included in net income, Net of tax	(470)	(1,585)	(516)
Net unrealized holding gains on securities available for sale, Net unrealized gains, Net of tax	4,690	725	1,978
Pension liability adjustments, Net of tax
Pension liability adjustments, Unrealized holding gains (loss) arising during the year, Net of tax	(579)	(3,778)	(1,602)
Less: Pension liability adjustments, reclassification adjustment for gains (loss) included in net income, Net of tax	2,019	1,835	1,511
Pension liability adjustments, Net unrealized gains (loss), Net of tax	1,503	(1,930)	(91)
Net unrealized holding gains (loss) on derivative instruments, Net of tax
Net unrealized holding gains (loss) on derivative instruments, Changes in fair value of derivatives, Net of tax	(4,856)	255	4,400
Net unrealized holding gains (loss) on derivative instruments, Net gains reclassified into earnings, Net of tax	5,411	(1,761)	(4,426)
Net unrealized holding gains (loss) on derivative instruments, Net unrealized gains (loss), Net of tax	580	(1,400)	(82)
Other comprehensive income (loss), Net of tax	¥ 105,880	¥ (11,676)	¥ (37,668)